Employment - Summary of Average Number of Employees (Detail) - Continuing operations [member] - Employees	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of average number of employees [line items]
Average number of employees	80,251	80,889	76,836
Americas Materials [member]
Disclosure of average number of employees [line items]
Average number of employees	28,576	27,272	24,077
Europe materials [member]
Disclosure of average number of employees [line items]
Average number of employees	27,238	27,218	25,832
Building Products [member]
Disclosure of average number of employees [line items]
Average number of employees	24,437	26,399	26,927